OPERATING SEGMENTS (Schedule of Revenues and Operating Loss by Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 8,511	$ 5,640	$ 1,675
Operating loss	(22,210)	(26,508)	(26,941)
Net financing income (expenses)	4,204	521	(2,813)
Loss before taxes on income	(18,045)	(25,987)	(29,754)
Agriculture [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	5,889	3,791	876
Operating loss	(9,262)	(11,100)	(12,256)
Industrial application [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	2,219	1,075	72
Operating loss	(2,411)	(39)	(220)
Human health [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	80	487	513
Operating loss	(7,240)	(10,349)	(8,875)
Unallocated [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	323	287	214
Operating loss	$ (3,297)	$ (5,020)	$ (5,590)